DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2016
DEPOSITS [Abstract]
Summary of interest expense on deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2016	2015	2014
	(In thousands)
Savings and interest bearing checking	$1,115	$1,056	$1,064
Time deposits under $100,000	1,628	1,586	2,467
Time deposits of $100,000 or more	2,198	1,367	1,436
Total	$4,941	$4,009	$4,967

Summary of maturity of time deposits	A summary of the maturity of time deposits at December 31, 2016, follows:
(In thousands)
2017	$363,382
2018	74,019
2019	19,838
2020	11,341
2021	15,685
2022 and thereafter	853
Total	$485,118

Summary of reciprocal deposits	A summary of reciprocal deposits at December 31 follows:
	2016	2015
	(In thousands)
Demand	$3,055	$3,436
Money market	4,350	8,340
Time	31,252	38,431
Total	$38,657	$50,207